CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital [member]	Share premium [member]	Reverse recapitalization reserve [Member]	Merger reserve [member]	Share-based payment reserves [Member]	Statutory reserve [member]	Capital reserve [member]	Retained Earnings [Member]	Currency translation reserve [member]	Total
Balance (Previously stated [member]) at Dec. 31, 2017								¥ 129,316		¥ 679,618
Balance at Dec. 31, 2017	¥ 206	¥ 678,883	¥ (507,235)	¥ 58,989	¥ 123,805	¥ 135,343	¥ 61,266		¥ (955)
Statement Line Items
Net loss for the year								(418,674)		(418,674)
Exchange difference on transaction of financial statements of foreign operations									(807)	(807)
Total comprehensive loss for the year								(418,674)	(807)	(419,481)
Equity compensation - employee share-based compensation	3				616					619
Issuance of new shares	97	15,165								15,262
Initial application of IFRS 9 | Adjustment on initial application of IFRS 9								(15,118)		(15,118)
Balance (Previously stated [member]) at Dec. 31, 2018								(291,472)		273,904
Balance at Dec. 31, 2018	306	694,048	(507,235)	58,989	124,421	135,343	61,266	(289,358)	(1,762)	276,018
Statement Line Items
Net loss for the year								(9,501)		(9,501)
Exchange difference on transaction of financial statements of foreign operations									(118)	(118)
Total comprehensive loss for the year								(9,501)	(118)	(9,619)
Issuance of new shares for equity financing	67	6,199								6,266
Warrants exercised	19	1,697								1,716
Equity compensation - employee share-based compensation	5				621					626
Initial application of IFRS 9 | Adjustment on initial application of IFRS 16								(2,114)		(2,114)
Balance at Dec. 31, 2019	397	701,944	(507,235)	58,989	125,042	135,343	61,266	(300,973)	(1,880)	272,893
Statement Line Items
Net loss for the year								(193,095)		(193,095)
Exchange difference on transaction of financial statements of foreign operations									371	371
Total comprehensive loss for the year								(193,095)	371	(192,724)
Issuance of new shares for equity financing	181	15,864								16,045
Warrants exercised	0
Equity compensation - employee share-based compensation	13				1,122					1,135
Balance at Dec. 31, 2020	¥ 591	¥ 717,808	¥ (507,235)	¥ 58,989	¥ 126,164	¥ 135,343	¥ 61,266	¥ (494,068)	¥ (1,509)	¥ 97,349